Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2014	2013
Notes and debentures
	Interest Rates	Maturities[1]
	0.60% – 2.99%	2015 – 2022	$22,127	$18,774
	3.00% – 4.99%	2014 – 2045	31,516	22,327
	5.00% – 6.99%	2014 – 2095	23,260	28,513
	7.00% – 9.10%	2014 – 2097	6,153	6,268
Other			-	1
Fair value of interest rate swaps recorded in debt			125	154
			83,181	76,037
Unamortized (discount) premium - net			(1,549)	(1,553)
Total notes and debentures			81,632	74,484
Capitalized leases			430	283
Total long-term debt, including current maturities			82,062	74,767
Current maturities of long-term debt			(6,051)	(5,477)
Total long-term debt			$76,011	$69,290
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
	2014	2013
Current maturities of long-term debt	$6,051	$5,477
Commercial paper	-	20
Bank borrowings[1]	5	1
Total	$6,056	$5,498
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2015	2016	2017	2018	2019	Thereafter
Debt repayments[1]	$6,482	$5,523	$6,508	$5,800	$6,348	$54,205
Weighted-average interest rate	4.0%	2.1%	2.4%	4.6%	3.7%	4.9%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.